Restatement of Financial Statements	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restatement of Financial Statements
13.	RESTATEMENT OF FINANCIAL STATEMENTS
The financial statements have been restated to retroactively reflect the 1-for-100 reverse stock split that took effect June 17, 2015.